Virtus Duff & Phelps Water Fund,

a series of Virtus Strategy Trust

Supplement dated April 17, 2023, to the Summary Prospectus and

Statutory Prospectus for Virtus Strategy Trust dated January 27, 2023, as supplemented

Important Notice to Investors

Effective April 15, 2023, Nicholas Holmes, CFA has been added as a portfolio manager to Virtus Duff & Phelps Water Fund (the “Fund”).

The following disclosure is hereby added under “Portfolio Management” in the summary prospectus for the Fund, and in the summary section of the Fund’s statutory prospectus:

> Nicholas Holmes, CFA, Portfolio Manager and Senior Research Analyst of Duff & Phelps. Mr. Holmes has served as a Portfolio Manager of the fund since April 2023.

In the Portfolio Management Section beginning on page 63 of the statutory prospectus, the row for the Fund in the table under the subheading “Duff & Phelps” is hereby replaced with the following:

Virtus Duff & Phelps Water Fund	David D. Grumhaus, Jr. (since July 2022) Nicholas Holmes, CFA (since April 2023) Evan Lang, CFA (since August 2022)

The portfolio manager biographies under the referenced table are hereby amended by adding the following for Mr. Holmes:

Nicholas Holmes, CFA. Mr. Holmes, Portfolio Manager and Senior Research Analyst of Duff & Phelps has served as a Portfolio Manager of the fund since April 2023. Prior to joining Duff & Phelps in 2023, Mr. Holmes served as a portfolio manager at TortoiseEcofin (since 2015) where he managed a sustainable global water strategy and was the lead analyst on water-specific private placement transactions in the energy sector. Mr. Holmes began his investment career in 2010.

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the prospectuses dated January 27, 2023, as supplemented.

Investors should retain this supplement with the Prospectuses for future reference.

VST 8060 Water Fund PM Changes (4/2023)

Virtus Duff & Phelps Water Fund,

a series of Virtus Strategy Trust

Supplement dated April 17, 2023, to the Statement of Additional Information (“SAI”)
for Virtus Strategy Trust dated January 27, 2023, as supplemented

Important Notice to Investors

Effective April 15, 2023, Nicholas Holmes, CFA has been added as a portfolio manager to Virtus Duff & Phelps Water Fund (the “Fund”). Resulting disclosure changes to the SAI are listed below.

In the table in the “Portfolio Managers” section under the sub-heading “Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest” on page 106, the row for the Fund is hereby replaced in its entirety with the following:

Water Fund	David D. Grumhaus, Jr. Nicholas Holmes, CFA Evan Lang, CFA

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table on page 107 of the SAI is hereby amended by adding a row to reflect the following information for Mr. Holmes and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Nicholas Holmes(1)	0	N/A	0	N/A	0	N/A

(1) As of March 15, 2023.

The disclosure in the table under “Portfolio Manager Fund Ownership” on page 110 of the SAI is hereby amended by adding a row to reflect the following information for Mr. Holmes and an associated footnote.

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Investment Strategies
Nicholas Holmes(10)	Water Fund	$10,001-$50,000	None

(10) As of March 15, 2023. Mr. Holmes became a Portfolio Manager of the Water Fund effective April 15, 2023.

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the SAI dated January 27, 2023, as supplemented.

Investors should retain this supplement with the SAI for future reference.

VST 8060B Water Fund PM Changes (4/2023)